Patents and software (Tables)	12 Months Ended
Dec. 31, 2021
Patents and software
Schedule of patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1, 2020	2,930	32	2,962
Addition	450	—	450
Disposal	—	—	—
As of December 31, 2020	3,380	32	3,412
Addition	272	—	272
Disposal	—	—	—
As of December 31, 2021	3,652	32	3,684

AMORTIZATION
As of January 1, 2020	547	15	562
Increase	168	9	177
Decrease	—	—	—
As of December 31, 2020	715	24	739
Increase	180	8	188
Decrease	—	—	—
As of December 31, 2021	895	32	927

NET BOOK VALUE
As of January 1, 2020	2,383	17	2,400
As of December 31, 2020	2,665	8	2,673
As of December 31, 2021	2,757	—	2,757